Income Taxes (Tables)	12 Months Ended
Feb. 01, 2015
Income Tax Disclosure [Abstract]
Components of Earnings before Provision for Income Taxes
The components of Earnings before Provision for Income Taxes for fiscal 2014, 2013 and 2012 were as follows (amounts in millions):

	Fiscal Year Ended
	February 1, 2015	February 2, 2014	February 3, 2013
United States	$9,217	$7,770	$6,677
Foreign	759	697	544
Total	$9,976	$8,467	$7,221

Provision for Income Taxes
The Provision for Income Taxes consisted of the following (amounts in millions):

	Fiscal Year Ended
	February 1, 2015	February 2, 2014	February 3, 2013
Current:
Federal	$2,884	$2,503	$2,060
State	373	346	302
Foreign	258	265	230
	3,515	3,114	2,592
Deferred:
Federal	127	(12)	114
State	(11)	4	1
Foreign	—	(24)	(21)
	116	(32)	94
Total	$3,631	$3,082	$2,686

Reconciliation of Provision for Income Taxes
The reconciliation of the Provision for Income Taxes at the federal statutory rate of 35% to the actual tax expense for the applicable fiscal years was as follows (amounts in millions):

	Fiscal Year Ended
	February 1, 2015	February 2, 2014	February 3, 2013
Income taxes at federal statutory rate	$3,492	$2,964	$2,527
State income taxes, net of federal income tax benefit	235	227	197
Other, net	(96)	(109)	(38)
Total	$3,631	$3,082	$2,686

Tax Effects of Temporary Differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of February 1, 2015 and February 2, 2014 were as follows (amounts in millions):

	February 1, 2015	February 2, 2014
Assets:
Deferred compensation	$272	$252
Accrued self-insurance liabilities	440	447
State income taxes	121	117
Non-deductible reserves	283	275
Capital loss carryover	—	104
Net operating losses	45	66
Impairment of investment	30	120
Other	279	281
Total Deferred Tax Assets	1,470	1,662
Valuation Allowance	(6)	(26)
Total Deferred Tax Assets after Valuation Allowance	1,464	1,636

Liabilities:
Inventory	(61)	(97)
Property and equipment	(1,156)	(1,236)
Goodwill and other intangibles	(161)	(150)
Other	(234)	(138)
Total Deferred Tax Liabilities	(1,612)	(1,621)
Net Deferred Tax (Liabilities) Assets	$(148)	$15

Tax Balance Sheet Accounts
Current deferred tax assets and current deferred tax liabilities are netted by tax jurisdiction and noncurrent deferred tax assets and noncurrent deferred tax liabilities are netted by tax jurisdiction, and are included in the accompanying Consolidated Balance Sheets as follows (amounts in millions):

	February 1, 2015	February 2, 2014
Other Current Assets	$444	$482
Other Assets	51	49
Other Accrued Expenses	(1)	(2)
Deferred Income Taxes	(642)	(514)
Net Deferred Tax (Liabilities) Assets	$(148)	$15

Unrecognized Tax Benefits
Reconciliations of the beginning and ending amount of gross unrecognized tax benefits for fiscal 2014, 2013 and 2012 were as follows (amounts in millions):

	February 1, 2015	February 2, 2014	February 3, 2013
Unrecognized tax benefits balance at beginning of fiscal year	$790	$638	$621
Additions based on tax positions related to the current year	179	160	37
Additions for tax positions of prior years	34	52	92
Reductions for tax positions of prior years	(212)	(41)	(15)
Reductions due to settlements	(7)	(12)	(94)
Reductions due to lapse of statute of limitations	(19)	(7)	(3)
Unrecognized tax benefits balance at end of fiscal year	$765	$790	$638